Note 8 - Loans Receivable, Net and Allowance for Loan Losses - Impaired Loans by Loan Portfolio Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related allowance	$ 39	$ 40
Recorded investment	1,934	1,191
Unpaid principal balance	1,934	1,197
Average recorded investment	2,252	4,463
Interest income recognized	86	201
With an allowance recorded:
Related allowance	39	40
Total:
Recorded investment	1,934	1,191
Unpaid principal balance	1,934	1,197
Related allowance	39	40
Average recorded investment	2,252	4,463
Interest income recognized	86	201
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded		828
Interest income recognized, with no related allowance recorded		15
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment		828
Interest income recognized		15
With no related allowance recorded:
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded		828
Interest income recognized, with no related allowance recorded		15
With an allowance recorded:
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Total:
Recorded investment
Unpaid principal balance
Related allowance
Average recorded investment		828
Interest income recognized		15
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	925	653
Unpaid principal balance, with no related allowance recorded	925	659
Average recorded investment, with no related allowance recorded	1,208	1,464
Interest income recognized, with no related allowance recorded	56	62
Recorded investment, with an allowance recorded	167	321
Unpaid principal balance, with an allowance recorded	167	321
Related allowance	28	33
Average recorded investment, with an allowance recorded	169	556
Interest income recognized, with an allowance recorded	8	22
Recorded investment	1,092	974
Unpaid principal balance	1,092	980
Average recorded investment	1,377	2,020
Interest income recognized	64	84
With no related allowance recorded:
Recorded investment, with no related allowance recorded	925	653
Unpaid principal balance, with no related allowance recorded	925	659
Average recorded investment, with no related allowance recorded	1,208	1,464
Interest income recognized, with no related allowance recorded	56	62
With an allowance recorded:
Recorded investment, with an allowance recorded	167	321
Unpaid principal balance, with an allowance recorded	167	321
Related allowance	28	33
Average recorded investment, with an allowance recorded	169	556
Interest income recognized, with an allowance recorded	8	22
Total:
Recorded investment	1,092	974
Unpaid principal balance	1,092	980
Related allowance	28	33
Average recorded investment	1,377	2,020
Interest income recognized	64	84
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded		66
Interest income recognized, with no related allowance recorded		5
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment		66
Interest income recognized		5
With no related allowance recorded:
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded		66
Interest income recognized, with no related allowance recorded		5
With an allowance recorded:
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Total:
Recorded investment
Unpaid principal balance
Related allowance
Average recorded investment		66
Interest income recognized		5
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Recorded investment, with no related allowance recorded	660
Unpaid principal balance, with no related allowance recorded	660
Average recorded investment, with no related allowance recorded	660	1,085
Interest income recognized, with no related allowance recorded	7	77
Recorded investment, with an allowance recorded	133	133
Unpaid principal balance, with an allowance recorded	133	133
Related allowance	11	7
Average recorded investment, with an allowance recorded	133	332
Interest income recognized, with an allowance recorded	9	9
Recorded investment	793	133
Unpaid principal balance	793	133
Average recorded investment	793	1,417
Interest income recognized	16	86
With no related allowance recorded:
Recorded investment, with no related allowance recorded	660
Unpaid principal balance, with no related allowance recorded	660
Average recorded investment, with no related allowance recorded	660	1,085
Interest income recognized, with no related allowance recorded	7	77
With an allowance recorded:
Recorded investment, with an allowance recorded	133	133
Unpaid principal balance, with an allowance recorded	133	133
Related allowance	11	7
Average recorded investment, with an allowance recorded	133	332
Interest income recognized, with an allowance recorded	9	9
Total:
Recorded investment	793	133
Unpaid principal balance	793	133
Related allowance	11	7
Average recorded investment	793	1,417
Interest income recognized	16	86
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
With no related allowance recorded:
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
With an allowance recorded:
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Total:
Recorded investment
Unpaid principal balance
Related allowance
Average recorded investment
Interest income recognized
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Recorded investment, with no related allowance recorded	49	84
Unpaid principal balance, with no related allowance recorded	49	84
Average recorded investment, with no related allowance recorded	82	87
Interest income recognized, with no related allowance recorded	6	7
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded		45
Interest income recognized, with an allowance recorded		4
Recorded investment	49	84
Unpaid principal balance	49	84
Average recorded investment	82	132
Interest income recognized	6	11
With no related allowance recorded:
Recorded investment, with no related allowance recorded	49	84
Unpaid principal balance, with no related allowance recorded	49	84
Average recorded investment, with no related allowance recorded	82	87
Interest income recognized, with no related allowance recorded	6	7
With an allowance recorded:
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded		45
Interest income recognized, with an allowance recorded		4
Total:
Recorded investment	49	84
Unpaid principal balance	49	84
Related allowance
Average recorded investment	82	132
Interest income recognized	6	11
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
With no related allowance recorded:
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
With an allowance recorded:
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Total:
Recorded investment
Unpaid principal balance
Related allowance
Average recorded investment
Interest income recognized
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
With no related allowance recorded:
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
With an allowance recorded:
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Total:
Recorded investment
Unpaid principal balance
Related allowance
Average recorded investment
Interest income recognized